UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           [_]; Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement
                                   [_]adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina       November 14, 2006
---------------------  -----------------------------     ------------------
     [Signature]              [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $50,618
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13-F File Number                 Name
---         ---------------------       -------------------------

 1           28-10793                    Silverback Master, Ltd.

                                                         FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7     COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION    MGERS  SOLE  SHARED  NONE
TRIAD HOSPITALS INC                  COM        89579K109   1,321       30,000    SH         Shared-Defined  1         30,000
CLEAR CHANNEL COMMUNICATIONS         COM        184502102     721       25,000    SH         Shared-Defined  1         25,000
HCA INC                              COM        404119109   1,247       25,000    SH         Shared-Defined  1         25,000
OLIN CORP                         COM PAR $1    680665205     461       30,000    SH         Shared-Defined  1         30,000
PARKER DRILLING CO                   COM        701081101     177       25,000    SH         Shared-Defined  1         25,000
SPDR TR                           UNIT SER 1    78462F103   6,679       50,000   PRN  CALL   Shared-Defined  1         50,000
CENTURY ALUM CO                      COM        156431108   3,533      105,000    SH         Sole            0        105,000
GILEAD SCIENCES INC                  COM        375558103   1,963       28,550    SH         Sole            0         28,550
LOEWS CORP                           COM        540424108     417       11,000    SH         Sole            0         11,000
OMNICOM GROUP INC                    COM        681919106   2,555       27,300    SH         Sole            0         27,300
TEVA PHARMACEUTICAL INDS LTD         ADR        881624209   1,919       56,300    SH         Sole            0         56,300
ALBANY INTL CORP               NOTE 2.250% 3/1  012348AC2   1,860    2,000,000    SH         Sole            0      2,000,000
INVITROGEN CORP                NOTE 3.250% 6/1  46185RAM2   3,855    4,000,000    SH         Sole            0      4,000,000
MERRILL LYNCH & CO INC             NOTE 3/1     590188W46   5,843    5,000,000    SH         Sole            0      5,000,000
OMI CORP                       NOTE 2.875% 12/0 670874AF3   2,906    3,000,000    SH         Sole            0      3,000,000
OMNICOM GROUP INC                  NOTE 7/3     681919AM8   8,888    9,000,000    SH         Sole            0      9,000,000
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1   2,834    3,000,000    SH         Sole            0      3,000,000
CEPHALON INC                       NOTE 6/1     156708AK5   3,439    3,000,000    SH         Sole            0      3,000,000

SK 04098 0001 717976